Warrants (Details) - USD ($)	1 Months Ended	10 Months Ended	12 Months Ended
	Nov. 17, 2020	Dec. 31, 2021	Jul. 31, 2022	Oct. 31, 2022	Jul. 31, 2021
Warrants (Details) [Line Items]
Warrants exercisable				$ 9,235,511
Warrants issued (in Shares)	107,701,179
Warrants percentage	15.00%
Warrant shares percentage	25.00%
Warrant [Member]
Warrants (Details) [Line Items]
Warrants percentage	25.00%
DIGERATI TECHNOLOGIES, INC [Member]
Warrants (Details) [Line Items]
Aggregate intrinsic value				81,325,562	$ 81,615,885
Warrants exercisable		$ 11,108,930	$ 6,757,037		6,757,037
Warrants, description	The Warrant has an exercise price of $0.01 per share and the Warrant expires on November 17, 2030. Seventy-five percent (75%) of the Warrant Shares are immediately fully vested and not subject to forfeiture at any time for any reason. The remaining twenty-five percent (25%) of the Warrant Shares are subject to forfeiture based on the Company achieving certain performance targets which, if achieved, would result in twenty percent (20%) warrant coverage. If the minority shareholders of T3 Nevada convert their T3 Nevada shares into shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), the Warrant Shares percentage shall also be lowered such that when combined with the achievement of the performance targets, the warrant coverage could be reduced to fifteen percent (15%).
Aggregate intrinsic value (in Shares)		82,280,885	81,615,885
DIGERATI TECHNOLOGIES, INC [Member] | Warrant [Member]
Warrants (Details) [Line Items]
Aggregate intrinsic value				$ 108,550,849	$ 108,841,179
Warrants shares outstanding (in Shares)		109,506,179	108,841,179	12,304,994	9,002,606
Recognized in derivative liability			$ 6,462,050
Warrants outstanding		$ 14,795,002	$ 9,002,606